Leases	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Leases
41	Leases
The Group has entered into leases for its offices and leasehold lands. These leases generally have lease terms of 5 to 30 years. The Group also has certain leases of regional offices and office equipment with lease terms of 12 months or less and lease of office equipments with low value. The Group applies the ‘short-term lease’ and ‘lease of low-value
assets’ recognition exemptions for these leases. Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended
Particulars	31 March 2021	31 March 2020	31 March 2019
Opening balance	1,646	1,436	1,034
Additions	1,101	410	1,943
Acquisition of subsidiary	17	—	—
Capitalised during the year	105
Accretion of interest	113	147	125
Lease modification during the year	(26)	—	—
Disposal of subsidiary	(596)	—	—
Payments	(248)	(347)	(1,666)

Closing balance	2,112	1,646	1,436

Current	330	259	347
Non-current	1,782	1,387	1,089
Notes:
a)	There are no restrictions or covenants imposed by leases.
b)	Refer note 36 for rental expense recorded for short-term leases and low value leases.
c)	There are no amounts payable toward variable lease expense recognised for the years ended 31 March 2021, 2020 and 2019.
d)	The maturity analysis of lease liabilities are disclosed in note 48.
e)	There are no leases which have not yet commenced to which the lessee is committed .
f)	The effective interest rate for lease liabilities is 10.40%